CHANGES IN EQUITY - Interest on Shareholders' Equity Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions				1 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In Equity
Amount per share, dividends (in BRL per share)	R$ 0.7302		R$ 0.1334
Amount, distribution						R$ 11,500.2	R$ 11,999.8	R$ 7,400.1
Total amount						R$ 11,500.2	R$ 11,999.8	9,499.6
Amount per share, distribution (in BRL per share)		R$ 0.7623	R$ 0.4702	R$ 0.7302	R$ 0.7623
Amount, dividends								R$ 2,099.5